Share-Based Payments - Schedule of Number of Shares and Weighted Average Exercise Prices and Movements of Share Awards (Details) pure in Thousands		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Payments [Abstract]
Number of options, Beginning balance		13,866	11,744	10,398
Weighted average exercise price per share award, Beginning balance		$ 4.36	$ 3.65	$ 3.5
Weighted average fair value per share award, Beginning balance		$ 18.41	$ 23.04	$ 25.27
Number of options, Granted		1,755	4,443	1,658
Weighted average exercise price per share award, Granted		$ 14.31	$ 5.6	$ 4.58
Weighted average fair value per share award, Granted		$ 11.49	$ 5.66	$ 8.15
Number of options, Exercised during the period	[1]	(1,063)	(1,840)	(118)
Weighted average exercise price per share award, Exercised during the period	[1]	$ 3.31	$ 2.81	$ 3.5
Weighted average fair value per share award, Exercised during the period	[1]	$ 22.58	$ 17.45	$ 19.23
Number of options, Forfeited		(253)	(481)	(194)
Weighted average exercise price per share award, Forfeited		$ 9.46	$ 4.37	$ 3.68
Average fair value per share award, Forfeited		$ 17.02	$ 17.3	$ 17.96
Number of options, Ending balance		14,305	13,866	11,744
Weighted average exercise price per share award, Ending balance		$ 5.57	$ 4.36	$ 3.65
Weighted average fair value per share award, Ending balance		$ 17.28	$ 18.41	$ 23.04
Number of options, Vested and exercisable		7,268
Weighted average exercise price per share award, Vested and exercisable		$ 3.9
Weighted average fair value per share award, Vested and exercisable		$ 21.82

[1]	The total proceeds received from the exercised shares under the 2023 plan during the years ended December 31, 2025, 2024 and 2023 was approximately US$3.5 million, US$5.2 million and US$0.4 million, respectively.